Convertible Debentures	9 Months Ended
Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Convertible Debentures [Line Items]
CONVERTIBLE DEBENTURES

NOTE 6 — CONVERTIBLE DEBENTURES

The following table summarizes the carrying amount of the Company’s convertible loans as of September 30, 2021:

Principal
Balance, beginning of year	$—
Additions	9,079,000
Balance, September 30, 2021	9,079,000

Debt Discount
Balance, beginning of year	—
Additions	4,490,000
Amortization	(428,000)
Balance, September 30, 2021	4,062,000
Net carrying amount	$5,017,000

In June 2021, the Company initiated a private placement for the sale of a unit consisting of a convertible debenture in the principal amount of $9.4867 (“Convertible Debenture”) and one warrant to purchase the Company’s common stocks (“Warrant”) for a total aggregate of 957,044 units. The Convertible Debenture is convertible into a share of the Company’s common stock at a conversion price equal to the lower of (a) $9.4867, or (b) a 30% discount to the public valuation. Notwithstanding the foregoing, if the Company is not listed on a national securities exchange or international equivalent on or before the first anniversary of closing date, the 30% discount shall be increased to 40% (“Conversion Price”). The warrant entitles the holder for a period of three years from the Closing Date, to purchase shares of the Company’s common stock at a price of $18.97 per share. The Convertible Debentures accrue simple interest on the outstanding principal balance at a rate of 10% per annum. The accrued and unpaid interest can be converted into shares of the Company’s common stock along with the principal on the maturity date. Also, the Convertible Debentures mature on the second anniversary of the initial closing (“Maturity Date”).

The Company’s management has evaluated the Convertible Debenture and related warrants in accordance with ASC 480 — Distinguishing Liabilities from Equity and ASC 815 — Derivatives and Hedge Accounting. The features of the Convertible Debenture and warrants would not meet the criteria to be accounted for as a derivative or liability and therefore accounted for as equity.

In accordance with ASC 470 — Debt, the Company first allocated the cash proceeds to the loan and the warrants on a relative fair value basis, secondly, since the Company adopted and assessed the Convertible Debenture in accordance with ASU 2020-06 — Debt with Conversion and Other Options, the beneficial conversion feature was not recognized.

As of September 30, 2021, the Company sold 956,857 units for total principal balance of $9,079,000 and 956,857 warrants. The warrants were valued using the Black Scholes option pricing model at a total of $8,973,000 based on the three-year term, volatility of 101.5% to 102.5%, a risk-free equivalent yield of 0.33% to 0.48%, and stock price ranging from $13.04 to $25.81. The stock price used was calculated based on the share price equivalent of each share of the Company’s common stock based on Sphere 3D’s common stock price in relation to the Merger Agreement, see Note 1 Agreement and Plan Merger for more information. Volatility used was calculated based on the price of a pool of companies that are in the crypto mining industry and are actively traded in the market. The relative fair value of the warrants used in allocating the proceed of the Convertible Debenture amounted to $4,490,000.

Each holder of the Convertible Debentures has the right, exercisable at any time prior to the Maturity Date, to convert all, but not less than all, of the principal amount then outstanding, plus all accrued but unpaid interest thereon, if any, into common stock of the Company at a price equal to the Conversion Price, subject to equitable adjustment for any stock splits, stock dividends or reorganization transactions having a similar effect. The holder must provide at least five business days prior notice to the Company of the exercise of his, her or its conversion right. Automatic conversion of the Convertible Debenture into common stock upon the listing of Company’s common stock (or a successor company whose stock would be issuable upon conversion of the Convertible Debenture) on a national securities exchange.

The Company has entered into a Merger Agreement, as disclosed in Note 1 above. It is contemplated that Sphere 3D will file a registration statement, with the Securities and Exchange Commission, on a Form F-4 in connection with the Merger contemplated by the Merger Agreement. Such F-4 registration statement will register the shares issuable upon conversion of the Convertible Debenture and exercise of the warrants. If the Merger Agreement is terminated and the company does not otherwise undertake a going public transaction that will result in a listing on a national securities exchange or international equivalent within six months of such termination (the “Outside Date”), then the Company will file a resale registration statement registering for resale the Underlying Shares as soon as reasonably possible, but in no event later than 4 months after the Outside Date and use its best efforts to cause such resale registration statement to become effective as soon as possible thereafter.

Potential future shares to be issued on conversion of notes as of September 30, 2021 are as follows:

Principal	$9,079,000
Interest	202,000
Total	9,281,000
Conversion price per share	$13.61
Potential future share	681,925

Effective interest rate use to amortize the debt discount as of September 30, 2021 is 24.89%.